Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

Collection Period	30-Jun-17	30/360 Days	30	Collection Period Start	1-Jun-17
Distribution Date	17-Jul-17	Actual/360 Days	32	Collection Period End	30-Jun-17
				Prior Month Settlement Date	15-Jun-17
				Current Month Settlement Date	17-Jul-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,087,017,856.54	611,009,056.79	585,891,333.97	0.562455
Yield Supplement Overcollaterization		45,350,668.44	19,926,500.62	18,711,331.65
Total Adjusted Pool Balance		1,041,667,188.10	591,082,556.17	567,180,002.32
Total Adjusted Securities		1,041,666,666.68	591,082,556.17	567,180,002.32	0.544493
Class A-1 Notes	0.64000%	220,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.06000%	210,000,000.00	84,226,848.81	71,189,092.17	0.338996
Class A-2b Notes	1.50889%	175,000,000.00	70,189,040.68	59,324,243.47	0.338996
Class A-3 Notes	1.34000%	305,000,000.00	305,000,000.00	305,000,000.00	1.000000
Class A-4 Notes	1.59000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,666.68	41,666,666.68	41,666,666.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2a Notes	13,037,756.65	74,400.38	62.0845555	0.3542875
Class A-2b Notes	10,864,797.20	94,140.04	62.0845555	0.5379431
Class A-3 Notes	0.00	340,583.33	-	1.1166667
Class A-4 Notes	0.00	119,250.00	-	1.3250000
Certificates	0.00	0.00	-	-
Total Securities	23,902,553.85	628,373.75

I. COLLECTIONS

Interest:
Interest Collections		1,338,825.98
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,338,825.98

Principal:
Principal Collections		24,906,964.75
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		24,906,964.75

Recoveries of Defaulted Receivables		374,370.77
Servicer Advances		0.00

Total Collections		26,620,161.50

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	39,877	591,082,556.17
Total Principal Payment		23,902,553.85
	39,079	567,180,002.32

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

III. DISTRIBUTIONS

Total Collections	26,620,161.50
Reserve Account Draw	0.00
Total Available for Distribution	26,620,161.50

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	509,174.21
Servicing Fee Paid	509,174.21
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	74,400.38

Class A-2a Notes Monthly Interest Paid	74,400.38
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	94,140.04

Class A-2b Notes Monthly Interest Paid	94,140.04
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	340,583.33

Class A-3 Notes Monthly Interest Paid	340,583.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	119,250.00

Class A-4 Notes Monthly Interest Paid	119,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

Total Note Monthly Interest
Total Note Monthly Interest Due		628,373.75
Total Note Monthly Interest Paid		628,373.75
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		25,482,613.54

4. Total Monthly Principal Paid on the Notes		23,902,553.85

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		23,902,553.85
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,580,059.69
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,580,059.69

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,167.97
Beginning Reserve Account Balance		2,604,167.97
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,167.97

Required Reserve Account Amount for Next Period		2,604,167.97

VI. POOL STATISTICS

Weighted Average Coupon		2.59%
Weighted Average Remaining Maturity		41.41

	Amount	Number
Principal on Defaulted Receivables	210,758.07	20
Principal Recoveries of Defaulted Receivables	374,370.77
Monthly Net Losses	(163,612.70)
Pool Balance at Beginning of Collection Period	611,009,056.79

Net Loss Ratio for Third Preceding Collection Period	0.56%
Net Loss Ratio for Second Preceding Collection Period	0.08%
Net Loss Ratio for Preceding Collection Period	0.66%
Net Loss Ratio for Current Collection Period	-0.32%
Four-Month Average Net Loss Ratio	0.25%

Cumulative Net Losses for all Periods	5,043,709.47

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A OWNER TRUST
Monthly Servicer's Certificate
for the month of June 2017

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	3,705,924.53	225	0.63%
61-90 Days Delinquent	662,768.12	39	0.11%
91-120 Days Delinquent	163,482.87	15	0.03%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	4,532,175.52	279	0.77%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.10%	0.11%
Delinquency Ratio for Second Preceding Collection Period	0.14%	0.15%
Delinquency Ratio for Preceding Collection Period	0.12%	0.14%
Delinquency Ratio for Current Collection Period	0.14%	0.14%
Four-Month Average Delinquency Ratio	0.12%	0.13%

60 Day Delinquent Receivables	854,594.62
Delinquency Percentage	0.15%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO